UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06403

Morgan Stanley Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2018

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (95.7%)
Argentina (0.3%)
Banks
Grupo Financiero Galicia SA ADR	27,820	$707

Austria (0.8%)
Banks
Erste Group Bank AG (a)	45,654	1,897

Brazil (6.9%)
Banks
Banco Bradesco SA (Preference)	452,254	3,210
Itau Unibanco Holding SA (Preference)	354,600	3,875
		7,085
Beverages
Ambev SA	782,207	3,552

Capital Markets
B3 SA - Brasil Bolsa Balcao	356,442	2,065

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA	315,013	1,890
Petroleo Brasileiro SA (Preference)	424,821	2,219
		4,109
		16,811
Chile (1.9%)
Banks
Banco Santander Chile	15,133,350	1,209
Banco Santander Chile ADR	9,488	303
		1,512
Multi-Line Retail
SACI Falabella	393,211	3,198
		4,710
China (23.2%)
Automobiles
Brilliance China Automotive Holdings Ltd. (b)	470,000	760

Banks
Bank of China Ltd. H Shares (b)	10,402,000	4,624
China Construction Bank Corp. H Shares (b)	7,659,810	6,693
		11,317
Beverages
Kweichow Moutai Co., Ltd., Class A	7,192	763

Construction Materials
Anhui Conch Cement Co., Ltd., Class A	314,886	1,684

Diversified Consumer Services
New Oriental Education & Technology Group, Inc. ADR	20,860	1,544

TAL Education Group ADR (a)	28,942	744
		2,288
Diversified Telecommunication Services
China Unicom Hong Kong Ltd. (b)	916,000	1,079

Electronic Equipment, Instruments & Components
AAC Technologies Holdings, Inc. (b)	55,500	577

Food Products
China Mengniu Dairy Co., Ltd. (a)(b)	628,000	2,090

Health Care Providers & Services
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (b)	193,200	483
Sinopharm Group Co., Ltd. H Shares (b)	134,000	655
		1,138
Insurance
China Pacific Insurance Group Co., Ltd. H Shares (b)	716,400	2,764

Internet Software & Services
Alibaba Group Holding Ltd. ADR (a)	36,082	5,945
Baidu, Inc. ADR (a)	7,400	1,692
Sogou, Inc. ADR (a)(c)	67,722	503
Tencent Holdings Ltd. (b)	292,500	12,076
		20,216
Oil, Gas & Consumable Fuels
PetroChina Co., Ltd. H Shares (b)	2,230,000	1,806

Pharmaceuticals
CSPC Pharmaceutical Group Ltd. (b)	756,000	1,605
Sino Biopharmaceutical Ltd. (b)	1,168,000	1,089
		2,694
Real Estate Management & Development
China Overseas Land & Investment Ltd. (b)	342,000	1,070
China Resources Land Ltd. (b)	178,000	623
		1,693
Textiles, Apparel & Luxury Goods
Shenzhou International Group Holdings Ltd. (b)	211,000	2,706

Wireless Telecommunication Services
China Mobile Ltd. (b)	274,000	2,700
		56,275
Egypt (0.7%)
Banks
Commercial International Bank Egypt SAE	360,740	1,691

Germany (1.0%)
Textiles, Apparel & Luxury Goods
Adidas AG	9,936	2,433

Hong Kong (1.2%)
Textiles, Apparel & Luxury Goods
Samsonite International SA (a)	804,600	2,981

Hungary (1.2%)
Banks
OTP Bank Nyrt	80,924	2,999

India (8.8%)
Automobiles
Eicher Motors Ltd.	4,944	1,649
Maruti Suzuki India Ltd.	24,641	2,498
		4,147
Banks
HDFC Bank Ltd. ADR	18,400	1,731
ICICI Bank Ltd.	292,625	1,233
ICICI Bank Ltd. ADR	102,300	869
IndusInd Bank Ltd.	93,353	2,177
		6,010
Construction Materials
Shree Cement Ltd.	10,130	2,361

Information Technology Services
Tata Consultancy Services Ltd.	55,378	1,668

Machinery
Ashok Leyland Ltd.	1,556,444	2,557

Media
Zee Entertainment Enterprises Ltd.	349,935	2,117

Personal Products
Marico Ltd.	526,607	2,420
		21,280
Indonesia (3.8%)
Automobiles
Astra International Tbk PT	4,067,600	2,006

Banks
Bank Central Asia Tbk PT	852,600	1,382
Bank Mandiri Persero Tbk PT	3,332,400	1,504
		2,886
Diversified Telecommunication Services
Telekomunikasi Indonesia Persero Tbk PT	7,389,900	1,805

Household Products
Unilever Indonesia Tbk PT	598,400	1,888

Real Estate Management & Development
Bumi Serpong Damai Tbk PT (a)	9,025,100	700
		9,285

Korea, Republic of (7.5%)
Automobiles
Hyundai Motor Co.	3,075	359

Banks
KB Financial Group, Inc.	17,980	879
Shinhan Financial Group Co., Ltd.	22,961	931
		1,810
Biotechnology
Hugel, Inc. (a)	1,905	736

Food & Staples Retailing
BGF retail Co., Ltd.	692	128
GS Retail Co., Ltd.	6,362	221
		349
Household Durables
Hanssem Co., Ltd.	3,833	265

Industrial Conglomerates
CJ Corp.	2,892	352

Internet Software & Services
NAVER Corp.	2,554	1,648

Oil, Gas & Consumable Fuels
S-Oil Corp.	3,890	480

Personal Products
LG Household & Health Care Ltd.	1,136	1,307

Semiconductors & Semiconductor Equipment
SK Hynix, Inc.	19,347	1,275

Tech Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	203,241	8,511
Samsung Electronics Co., Ltd. (Preference)	27,858	950
		9,461
		18,042
Malaysia (4.4%)
Banks
Malayan Banking Bhd	933,458	2,208

Construction & Engineering
Gamuda Bhd	607,700	493

Food Products
Sime Darby Plantation Bhd	1,207,100	1,546

Health Care Providers & Services
IHH Healthcare Bhd	1,378,400	1,735

Hotels, Restaurants & Leisure
Genting Malaysia Bhd	2,258,500	2,723

Real Estate Management & Development
Sime Darby Property Bhd	1,141,800	326

Transportation Infrastructure
Malaysia Airports Holdings Bhd	716,100	1,540
		10,571
Mexico (6.8%)
Banks
Grupo Financiero Banorte SAB de CV Series O	661,073	4,782

Beverages
Fomento Economico Mexicano SAB de CV ADR	38,909	3,851

Food & Staples Retailing
Wal-Mart de Mexico SAB de CV	1,217,981	3,695

Hotels, Restaurants & Leisure
Alsea SAB de CV	517,789	1,759

Wireless Telecommunication Services
America Movil SAB de CV, Class L ADR	147,844	2,374
		16,461
Pakistan (0.4%)
Banks
United Bank Ltd.	699,900	868

Peru (0.9%)
Banks
Credicorp Ltd.	10,049	2,242

Philippines (2.3%)
Banks
Metropolitan Bank & Trust Co.	965,582	1,197

Diversified Financial Services
Ayala Corp.	66,940	1,150

Industrial Conglomerates
SM Investments Corp.	134,593	2,252

Real Estate Management & Development
Ayala Land, Inc.	1,411,000	1,046
		5,645
Poland (4.7%)
Banks
Powszechna Kasa Oszczednosci Bank Polski SA	264,948	3,083
Santander Bank Polska SA	23,301	2,374
		5,457
Food & Staples Retailing
Jeronimo Martins SGPS SA	180,986	2,666

Textiles, Apparel & Luxury Goods
CCC SA	23,560	1,406

LPP SA	800	1,871
		3,277
		11,400
Russia (4.4%)
Banks
Sberbank of Russia PJSC ADR	248,513	3,151

Food & Staples Retailing
X5 Retail Group N.V. GDR	73,918	1,671

Internet Software & Services
Yandex N.V., Class A (a)	36,927	1,214

Metals & Mining
MMC Norilsk Nickel PJSC ADR	115,088	1,991

Oil, Gas & Consumable Fuels
LUKOIL PJSC ADR	34,433	2,641
		10,668
South Africa (5.4%)
Banks
Capitec Bank Holdings Ltd.	29,923	2,167
Nedbank Group Ltd.	12,701	238
		2,405
Distributors
Imperial Holdings Ltd.	40,663	503

Food & Staples Retailing
Clicks Group Ltd.	128,107	1,585

Food Products
AVI Ltd.	257,895	1,939

Industrial Conglomerates
Bidvest Group Ltd. (The) (c)	182,686	2,390
Reunert Ltd.	327,503	1,760
		4,150
Insurance
Sanlam Ltd.	460,041	2,574
		13,156
Taiwan (8.0%)
Banks
CTBC Financial Holding Co., Ltd.	1,272,000	958

Construction Materials
Taiwan Cement Corp.	268,000	361

Electronic Equipment, Instruments & Components
Hon Hai Precision Industry Co., Ltd.	249,405	647
Largan Precision Co., Ltd.	9,000	1,071
		1,718

Food & Staples Retailing
President Chain Store Corp.	101,000	1,186

Household Durables
Nien Made Enterprise Co., Ltd.	31,000	243

Insurance
Cathay Financial Holding Co., Ltd.	247,000	425

Semiconductors & Semiconductor Equipment
ASE Technology Holding Co., Ltd. (a)	477,458	1,165
MediaTek, Inc.	146,000	1,178
Nanya Technology Corp.	145,000	276
Taiwan Semiconductor Manufacturing Co., Ltd.	1,321,455	11,361
Vanguard International Semiconductor Corp.	171,000	381
		14,361
		19,252
Thailand (1.1%)
Food & Staples Retailing
CP ALL PCL (Foreign)	354,800	757

Health Care Providers & Services
Bangkok Dusit Medical Services PCL (Foreign)	744,800	587

Oil, Gas & Consumable Fuels
PTT PCL (Foreign)	268,000	450

Real Estate Management & Development
Central Pattana PCL (Foreign)	288,700	741
		2,535
Total Common Stocks (Cost $192,427)		231,909
Short-Term Investments (4.8%)
Securities held as Collateral on Loaned Securities (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $2,474)	2,474,458	2,474
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $9,096)	9,096,414	9,096
Total Short-Term Investments (Cost $11,570)		11,570
Total Investments (100.5%) (Cost $203,997) Including $2,337 of Securities Loaned (e)(f)(g)		243,479
Liabilities in Excess of Other Assets (-0.5%)		(1,306)
Net Assets (100.0%)		$242,173

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)                                 Non-income producing security.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2018, were approximately $2,337,000 and $2,474,000, respectively. The Fund received cash collateral of approximately $2,474,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)                                 The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $11,000 relating to the Fund’s investment in the Liquidity Funds.

(e)                                  Securities are available for collateral in connection with an open foreign currency forward exchange contracts.

(f)                                   The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(g)                                  At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $52,717,000 and the aggregate gross unrealized depreciation is approximately $12,955,000, resulting in net unrealized appreciation of approximately $39,762,000.

ADR                     American Depositary Receipt.

GDR                     Global Depositary Receipt.

PJSC                    Public Joint Stock Company.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG	ZAR	136,031	$9,964	10/11/18	$356
State Street Bank and Trust Co.	HKD	300,665	$38,368	12/10/18	(76)
					$280

HKD      —  Hong Kong Dollar

ZAR       —  South African Rand

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	53.6%
Banks	25.4
Internet Software & Services	9.6
Semiconductors & Semiconductor Equipment	6.5
Food & Staples Retailing	4.9
Total Investments	100.0	% ***

*                      Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2018.

**               Industries and/or investment types representing less than 5% of total investments.

***        Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $280,000.

Morgan Stanley Emerging Markets Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2018 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Company (“MSIM Company”) (the “Sub-Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the  Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$7,272	$—	$—	$7,272
Banks	61,182	—	—	61,182
Beverages	8,166	—	—	8,166
Biotechnology	736	—	—	736
Capital Markets	2,065	—	—	2,065
Construction & Engineering	493	—	—	493
Construction Materials	4,406	—	—	4,406
Distributors	503	—	—	503
Diversified Consumer Services	2,288	—	—	2,288
Diversified Financial Services	1,150	—	—	1,150
Diversified Telecommunication Services	2,884	—	—	2,884
Electronic Equipment, Instruments & Components	2,295	—	—	2,295
Food & Staples Retailing	11,152	757	—	11,909
Food Products	5,575	—	—	5,575
Health Care Providers & Services	2,873	587	—	3,460
Hotels, Restaurants & Leisure	4,482	—	—	4,482
Household Durables	508	—	—	508
Household Products	1,888	—	—	1,888
Industrial Conglomerates	6,754	—	—	6,754
Information Technology Services	1,668	—	—	1,668
Insurance	5,763	—	—	5,763
Internet Software & Services	23,078	—	—	23,078
Machinery	2,557	—	—	2,557
Media	2,117	—	—	2,117
Metals & Mining	1,991	—	—	1,991
Multi-Line Retail	3,198	—	—	3,198
Oil, Gas & Consumable Fuels	9,036	450	—	9,486
Personal Products	3,727	—	—	3,727
Pharmaceuticals	2,694	—	—	2,694
Real Estate Management & Development	3,765	741	—	4,506
Semiconductors & Semiconductor Equipment	15,636	—	—	15,636
Tech Hardware, Storage & Peripherals	9,461	—	—	9,461
Textiles, Apparel & Luxury Goods	11,397	—	—	11,397
Transportation Infrastructure	1,540	—	—	1,540
Wireless Telecommunication Services	5,074	—	—	5,074
Total Common Stocks	229,374	2,535	—	231,909
Short-Term Investments
Investment Company	11,570	—	—	11,570
Foreign Currency Forward Exchange Contract	—	356	—	356
Total Assets	240,944	2,891	—	243,835
Liabilities:
Foreign Currency Forward Exchange Contract	—	(76)	—	(76)
Total	$240,944	$2,815	$—	$243,759

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 15, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 15, 2018